Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Share Capital and Share Premium - Authorized share capital

	December 31,
	2024	2023	2022
Authorized share capital:
500,000,000 Common shares of par value $0.004 each	2,000	2,000	2,000
100,000,000 Class B Common shares of par value $0.001 each	100	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100	100
Total authorized share capital	2,200	2,200	2,200